Common Stock and Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Number of Shares Issued and Outstanding
The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2024, 2025 and 2026 were as follows:

	2024	2025	2026
	(shares)
Balance at beginning of fiscal year	12,687,710,920	12,337,710,920	12,067,710,920
Retirement of shares of common stock	(350,000,000)	(270,000,000)	(200,000,000)
Balance at end of fiscal year	12,337,710,920	12,067,710,920	11,867,710,920